Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Revenue, net Revenue		$ 65,000		$ 65,000	$ 65,000	$ 10,000
Total revenue		65,000		65,000	65,000	10,000
Cost of goods sold:
Cost of goods sold		5,200		5,200	5,200	800
Total cost of goods sold		5,200		5,200	5,200	800
Gross profit		59,800		59,800	59,800	9,200
Operating expenses:
Research and development	566,584	380,015	1,632,409	1,023,619	1,432,614	609,270
General and administrative	1,253,357	983,929	3,835,213	3,067,940	3,994,710	1,855,731
Total operating expenses	1,819,941	1,363,944	5,467,622	4,091,559	5,427,324	2,465,001
Loss from operations	(1,819,941)	(1,304,144)	(5,467,622)	(4,031,759)	(5,367,524)	(2,455,801)
Other income (expense), net
Interest expense, net	(4,978)	(5,758)	(16,150)	(76,880)	(79,089)	(347,145)
Loss on conversion of notes				(92,959)	(92,959)
Interest income	61,455	56,924	204,868	142,675	183,703	459
Total other income (expense), net	56,477	51,166	188,718	(27,164)	11,655	(346,686)
Net loss	(1,763,464)	(1,252,978)	(5,278,904)	(4,058,923)	$ (5,355,869)	$ (2,802,487)
Deemed dividend related to warrant exercise price adjustment			(16,774)
Net loss attributable to common stockholders	$ (1,763,464)	$ (1,252,978)	$ (5,295,678)	$ (4,058,923)
Net loss per common share attributable to common stockholders basic	$ (0.22)	$ (0.21)	$ (0.67)	$ (0.72)	$ (0.89)	$ (0.70)
Net loss per common share attributable to common stockholders diluted	$ (0.22)	$ (0.21)	$ (0.67)	$ (0.72)	$ (0.89)	$ (0.70)
Weighted average number of shares outstanding - basic	8,124,834	6,094,644	7,880,288	5,667,997	6,049,819	4,009,852
Weighted average number of shares outstanding - diluted	8,124,834	6,094,644	7,880,288	5,667,997	6,049,819	4,009,852